Subsequent Events (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		4 Months Ended				12 Months Ended
	Feb. 28, 2019	Mar. 31, 2019	Mar. 21, 2019	Apr. 25, 2019	Apr. 23, 2019	Apr. 18, 2019	Apr. 15, 2019	Dec. 31, 2018	Dec. 21, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Payments for repurchase of shares								$ 0		$ 571	$ 9,323
Amount outstanding								$ 1,843,912		$ 1,717,768
2022 Notes
Subsequent Event [Line Items]
Fixed interest rate								7.375%
2024 Notes
Subsequent Event [Line Items]
Fixed interest rate								9.75%
Series G Depositary Shares
Subsequent Event [Line Items]
Shares repurchased, price percentage									66 2/3%
Series H Depositary Shares
Subsequent Event [Line Items]
Shares repurchased, price percentage									66 2/3%
Navios Acquisition
Subsequent Event [Line Items]
Expiration date								Dec. 31, 2015
Interest rate description								LIBOR plus 300 basis points
Subsequent event | 2022 Notes
Subsequent Event [Line Items]
Amount outstanding							$ 35,500
Payments to acquire Notes							$ 17,642
Subsequent event | Series G Depositary Shares
Subsequent Event [Line Items]
Number of shares repurchased						8,841
Payments for repurchase of shares						$ 4,423
Subsequent event | Series G Depositary Shares | 2024 Notes
Subsequent Event [Line Items]
Notes payable						$ 3,879
Subsequent event | Series H Depositary Shares
Subsequent Event [Line Items]
Number of shares repurchased			10,930
Payments for repurchase of shares			$ 4,188
Subsequent event | Series H Depositary Shares | 2024 Notes
Subsequent Event [Line Items]
Notes payable			$ 4,747
Subsequent event | Secured Credit Facility
Subsequent Event [Line Items]
Maximum borrowing capacity				$ 50,000
Line of credit collateral				Secured by (i) any 2022 Notes purchased by Navios Holdings with these funds and (ii) equity interests in five subsidiaries of the Company that have entered into certain bareboat contracts
Debt issuance expenses				$ 500
Expiration date				Apr. 30, 2021
Amount drawn down				$ 19,000
Payments to acquire Notes				$ 18,726
Subsequent event | Secured Credit Facility | First Year
Subsequent Event [Line Items]
Interest rate description				12.75%
Subsequent event | Secured Credit Facility | Second Year
Subsequent Event [Line Items]
Interest rate description				14.75%
Subsequent event | Navios Meridian
Subsequent Event [Line Items]
Vessel year built		2002
Vessel capacity in DWT		50,316 dwt
Vessel sale price		$ 6,790
Vessel impairment loss		$ 5,531
Subsequent event | Navios Europe I | Navios Revolving Loans I
Subsequent Event [Line Items]
Payments to fund loans	$ 4,000
Subsequent event | Navios Containers | First Containership
Subsequent Event [Line Items]
Vessel year built	2011
Vessel capacity in TEU	10,000 TEU
Purchase price	$ 52,500
Maximum borrowing capacity	31,800
Amount of credit given by the seller	$ 5,000
Date of expected delivery	Third quarter of 2019
Subsequent event | Navios Containers | Second Containership
Subsequent Event [Line Items]
Vessel year built					2011
Vessel capacity in TEU					10,000 TEU
Purchase price					$ 52,500
Maximum borrowing capacity					31,122
Amount of credit given by the seller					$ 15,000